Amplify High Income ETF
Schedule of Investments
July 31, 2023 (Unaudited)

Description	Shares	Value

INVESTMENT COMPANIES - 99.3%
Equity - 10.7%
Aberdeen Total Dynamic Dividend Fund	1,249,455	$10,470,433
John Hancock Premium Dividend Fund	185,522	2,126,082
Kayne Anderson Energy Infrastructure Fund (a)	1,212,817	10,600,021
Liberty All-Star Equity Fund	1,071,045	7,176,001
MainStay CBRE Global Infrastructure Megatrends Term Fund (a)	715,249	10,120,773
		40,493,310
Fixed Income - 86.6%
Aberdeen Asia-Pacific Income Fund, Inc.	3,133,640	8,617,510
AllianceBernstein Global High Income Fund, Inc.	496,382	4,929,073
BlackRock Corporate High Yield Fund, Inc.	974,352	8,847,116
BlackRock Credit Allocation Income Trust	228,794	2,347,426
BlackRock Resources & Commodities Strategy Trust	778,125	7,664,531
BlackRock Taxable Municipal Bond Trust	99,989	1,640,819
Blackstone Strategic Credit 2027 Term Fund	970,450	10,810,813
Cohen & Steers Quality Income Realty Fund, Inc.	452,231	5,426,772
Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	339,078	6,181,392
DoubleLine Income Solutions Fund	283,114	3,431,342
DoubleLine Yield Opportunities Fund	401,010	5,782,564
Eagle Point Credit Co., Inc.	1,390,580	14,406,409
Eaton Vance Ltd. Duration Income Fund	1,154,455	10,967,323
First Trust High Yield Opportunities 2027 Term Fund	264,159	3,698,226
First Trust Intermediate Duration Preferred & Income Fund	594,028	9,361,881
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	249,256	3,432,255
FS Credit Opportunities Corp.	1,834,066	9,243,693
Guggenheim Active Allocation Fund/DE	280,699	3,983,119
Highland Opportunities and Income Fund	883,917	7,522,134
Invesco Senior Income Trust	2,954,379	11,433,447
Nuveen AMT-Free Municipal Credit Income Fund (a)	821,174	9,714,488
Nuveen California Quality Municipal Income Fund	571,733	6,203,303
Nuveen Credit Strategies Income Fund	2,068,066	10,505,775
Nuveen Floating Rate Income Fund	1,321,009	10,673,753
Nuveen Municipal Credit Income Fund	590,863	6,989,909
Nuveen Preferred & Income Opportunities Fund	1,659,030	10,949,598
Nuveen Preferred & Income Securities Fund	1,572,460	10,315,338
Nuveen Quality Municipal Income Fund	374,832	4,220,608
Oxford Lane Capital Corp. (a)	2,726,088	14,666,353
PGIM Global High Yield Fund, Inc.	962,663	10,955,105
PIMCO Access Income Fund	795,408	11,851,579
PIMCO Corporate & Income Opportunity Fund	802,144	11,895,796
Pimco Dynamic Income Fund (a)	690,545	13,168,693
PIMCO Dynamic Income Opportunities Fund (a)	933,445	12,228,130
PIMCO High Income Fund	1,674,274	8,488,569
PIMCO Income Strategy Fund II	427,979	3,064,330
Thornburg Income Builder Opportunities Trust (a)	535,810	8,358,636
Western Asset Diversified Income Fund	787,575	10,868,535
Western Asset Emerging Markets Debt Fund, Inc.	1,056,921	9,543,997
Western Asset Inflation-Linked Opportunities & Income Fund	1,140,186	10,193,263
		334,583,603
Total Investment Companies (Cost $421,606,910)		375,076,913

MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class - 5.10% (b)	1,172,467	1,172,467
Total Money Market Funds (Cost $1,172,467)		1,172,467

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%
First American Government Obligations Fund - Class X - 5.18% (b)	7,796,494	7,796,494
Total Investments Purchased with Proceeds from Securities Lending (Cost $7,796,494)		7,796,494
Total Investments - 101.7%
(Cost $430,575,871)		$384,045,874

Percentages are based on Net Assets of $377,750,388.
(a)	All or a portion of this security is out on loan as of July 31, 2023. Total value of securities out on loan is $7,609,892 or 2.0% of net assets.
(b)	Seven-day yield as of July 31, 2023.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2023:

Category
Investments in Securities
Assets
Level 1
Investment Companies	$ 375,076,913
Money Market Funds	1,172,467
Investments Purchased with Proceeds from Securities Lending	7,796,494
Total Level 1	384,045,874
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 384,045,874

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2023, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.